Property and equipment (Disclosure of detailed information about property plant and equipment) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 2,677	$ 9,228
Property, plant and equipment at end of period	49,249	2,677
Restated, November 1, 2019 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	76,984
Property, plant and equipment at end of period		76,984
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		35,416
Additions	0
Property, plant and equipment at end of period	106,347
Cost [Member] | Restated, November 1, 2019 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	106,347
Property, plant and equipment at end of period		106,347
Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		26,188
Additions	27,735
Property, plant and equipment at end of period	57,098
Accumulated amortization [Member] | Restated, November 1, 2019 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	29,363
Property, plant and equipment at end of period		29,363
Computers [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		35,416
Additions	0
Disposals		(3,376)
Restatement		0
Property, plant and equipment at end of period	32,040
Computers [Member] | Cost [Member] | Restated, November 1, 2019 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	32,040
Property, plant and equipment at end of period		32,040
Computers [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		26,188
Additions	714	3,175
Restatement		0
Property, plant and equipment at end of period	30,077
Computers [Member] | Accumulated amortization [Member] | Restated, November 1, 2019 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	29,363
Property, plant and equipment at end of period		29,363
Right-of-use asset [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		0
Additions	0	0
Restatement		74,307
Property, plant and equipment at end of period	74,307
Right-of-use asset [Member] | Cost [Member] | Restated, November 1, 2019 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	74,307
Property, plant and equipment at end of period		74,307
Right-of-use asset [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		0
Additions	27,021	0
Restatement		0
Property, plant and equipment at end of period	27,021
Right-of-use asset [Member] | Accumulated amortization [Member] | Restated, November 1, 2019 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 0
Property, plant and equipment at end of period		$ 0